Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.6%
Volvo Car AB, Class B(a)(b)	448,889	$2,249,356

Banks — 16.6%
Nordea Bank Abp	2,532,414	26,613,142
Skandinaviska Enskilda Banken AB, Class A	1,217,195	14,035,170
Svenska Handelsbanken AB, Class A	1,098,731	11,160,741
Swedbank AB, Class A	682,183	11,101,392
		62,910,445
Biotechnology — 0.7%
Swedish Orphan Biovitrum AB(a)	127,242	2,752,775

Building Products — 7.4%
Assa Abloy AB, Class B	755,016	17,312,052
Nibe Industrier AB, Class B	1,141,601	10,777,818
		28,089,870
Capital Markets — 1.4%
EQT AB	224,592	5,155,060

Commercial Services & Supplies — 0.8%
Securitas AB, Class B	370,655	3,040,433

Communications Equipment — 3.7%
Telefonaktiebolaget LM Ericsson, Class B	2,198,666	13,877,228

Construction & Engineering — 1.1%
Skanska AB, Class B	256,275	4,171,986

Diversified Financial Services — 11.5%
Industrivarden AB, Class A	98,234	2,535,232
Industrivarden AB, Class C	116,004	2,971,635
Investor AB, Class A	375,670	7,233,401
Investor AB, Class B	1,372,435	25,542,188
Kinnevik AB, Class B(a)	182,613	2,814,958
L E Lundbergforetagen AB, Class B	57,256	2,501,480
		43,598,894
Diversified Telecommunication Services — 1.4%
Telia Co. AB	2,002,422	5,472,065

Electronic Equipment, Instruments & Components — 4.4%
Hexagon AB, Class B	1,466,209	16,766,588

Entertainment — 0.6%
Embracer Group AB(a)(b)	490,799	2,108,440

Health Care Equipment & Supplies — 1.1%
Getinge AB, Class B	172,310	4,027,281

Hotels, Restaurants & Leisure — 3.7%
Evolution AB(c)	137,735	14,187,249

Household Durables — 0.6%
Electrolux AB, Class B(b)	165,656	2,369,166

Household Products — 3.0%
Essity AB, Class B	458,752	11,233,364

Industrial Conglomerates — 1.4%
Investment AB Latour, Class B	111,530	2,206,821
Lifco AB, Class B	175,604	3,041,827
		5,248,648
Security	Shares	Value

Machinery — 29.0%
Alfa Laval AB	218,245	$6,284,159
Atlas Copco AB, Class A	2,023,360	25,220,990
Atlas Copco AB, Class B	1,175,784	13,348,925
Epiroc AB, Class A	496,427	9,559,189
Epiroc AB, Class B	293,763	4,907,854
Husqvarna AB, Class B	316,087	2,481,489
Indutrade AB	205,830	4,433,590
Sandvik AB	803,174	14,755,679
SKF AB, Class B	288,774	4,808,328
Volvo AB, Class A	150,846	2,872,831
Volvo AB, Class B	1,136,734	20,883,652
		109,556,686
Metals & Mining — 2.1%
Boliden AB	206,036	7,782,658

Paper & Forest Products — 2.4%
Holmen AB, Class B	70,668	2,921,282
Svenska Cellulosa AB SCA, Class B	456,398	6,205,520
		9,126,802
Real Estate Management & Development — 1.4%
Fastighets AB Balder, Class B(a)(b)	475,308	2,136,751
Sagax AB, Class B	143,383	3,188,148
		5,324,899
Specialty Retail — 1.6%
H & M Hennes & Mauritz AB, Class B	550,155	6,168,561

Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	427,583	3,798,336

Total Long-Term Investments — 97.5%
(Cost: $493,233,184)		369,016,790

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	8,964,572	8,965,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	6,010,000	6,010,000

Total Short-Term Securities — 4.0%
(Cost: $14,974,908)		14,975,468

Total Investments — 101.5%
(Cost: $508,208,092)		383,992,258

Liabilities in Excess of Other Assets — (1.5)%		(5,702,159)

Net Assets — 100.0%		$378,290,099

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,748,937	$—		$(783,775	)(a)	$3,452	$(3,146)	$8,965,468	8,964,572	$37,060	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,850,000	160,000	(a)	—		—	—	6,010,000	6,010,000	43,995		—
						$3,452	$(3,146)	$14,975,468		$81,055		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS30 Index	438	12/16/22	$8,871	$139,794

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	20,273,986	USD	1,886,063	Standard Chartered Bank	12/16/22	$46,230
USD	2,301,338	EUR	2,301,364	Standard Chartered Bank	12/16/22	(96,167)
USD	34,694	SEK	382,716	Standard Chartered Bank	12/16/22	(1,782)
						(97,949)
						$(51,719)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$369,016,790	$—	$369,016,790
Money Market Funds	14,975,468	—	—	14,975,468
	$14,975,468	$369,016,790	$—	$383,992,258
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$139,794	$—	$139,794
Forward Foreign Currency Exchange Contracts	—	46,230	—	46,230
Liabilities
Forward Foreign Currency Exchange Contracts	—	(97,949)	—	(97,949)
	$—	$88,075	$—	$88,075

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

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